ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED BALANCE SHEETS (Parenthetical) (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, authorized			2,000,000,000
Class A Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	1,927,488,240	1,927,488,240	1,927,488,240
Ordinary shares, issued	370,352,700	241,818,016		181,279,400
Ordinary shares, outstanding	370,352,700	241,818,016
Class B Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	72,511,760	72,511,760	72,511,760
Ordinary shares, issued	72,511,760	72,511,760
Ordinary shares, outstanding	72,511,760	72,511,760
Parent Company [Member] | Class A Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	1,927,488,240	1,927,488,240
Ordinary shares, issued	370,352,700	241,818,016
Ordinary shares, outstanding	370,352,700	241,818,016
Parent Company [Member] | Class B Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	72,511,760	72,511,760
Ordinary shares, issued	72,511,760	72,511,760
Ordinary shares, outstanding	72,511,760	72,511,760